29. REVENUE (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue [line items]
Other revenue		R$ 1,722	R$ 1,585	R$ 1,484
Tariff Subsidies [Member]
Disclosure of revenue [line items]
Other revenue	[1]	1,266	1,136	1,034
Services rendered [Member]
Disclosure of revenue [line items]
Other revenue		183	188	156
Charged Service [Member]
Disclosure of revenue [line items]
Other revenue		17	14	10
Rental And Leasing [Member]
Disclosure of revenue [line items]
Other revenue		189	90	121
Telecommunication Services [Member]
Disclosure of revenue [line items]
Other revenue				149
Other [member]
Disclosure of revenue [line items]
Other revenue		2	12	R$ 14
Reimbursement For Decontracted Supply [Member]
Disclosure of revenue [line items]
Other revenue		R$ 65	R$ 145

[1]	Revenue recognized for the tariff subsidies applied to users of distribution and transmission services, including low income tariff incentive refunded by Eletrobras.